SHARE-BASED COMPENSATION (Narrative) (Details)	1 Months Ended			12 Months Ended
	Jun. 22, 2017 USD ($) shares	Dec. 23, 2015 USD ($) shares	Mar. 31, 2014	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Jun. 09, 2016 USD ($)	Dec. 31, 2015 USD ($)
Employees and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for issuance stock options | shares				3,229,386
Shares available for future grant | shares				1,294,651
Fair value of options granted				$ 172,000	$ 193,000		$ 4,336,000
Employees and directors [Member] | 2003 Israeli Share Option Plan ("Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period				10 years
Vesting period				three or four years
Employees and directors [Member] | 2014 Equity Incentive Plan (the "2014 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period			10 years
Vesting period			three or four years
CEO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted						$ 39,000
Shares granted for options to purchase ordinary shares | shares		70,000
Shares granted for options to purchase ordinary shares, exercise price		$ 9.58
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 172,000
Shares granted for options to purchase ordinary shares | shares	40,000
Shares granted for options to purchase ordinary shares, exercise price	$ 6.72